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                        SUPPLEMENT DATED AUGUST 25, 2003
                                       TO
                               DAVIS SERIES, INC.
                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED JULY 1, 2003

The Board of Directors has adopted an additional non-fundamental restriction governing Davis Appreciation & Income Fund:

Under normal circumstances, Davis Appreciation & Income Fund invests at least 65% of its total assets in convertible securities.